Note 3 - Yellowstone Transaction (Tables)	6 Months Ended
Jun. 30, 2022
Notes Tables
Schedule of Stockholders Equity [Table Text Block]
Yellowstone Transaction
Cash - Yellowstone trust and cash, net of redemptions	$15,691
Cash - BOC PIPE investment	45,000
Less: transaction costs and advisory fees	(12,731)
Net proceeds from the Yellowstone Transaction	$47,960
Conversion of Sky Series B preferred units to Class A Common Stock	54,029
Less: Initial fair value of Warrants liability assumed on 1/25/2022	(7,986)
Net adjustment to total equity from the Yellowstone Transaction	$94,003
Number of shares
Yellowstone Common stock, outstanding prior to Yellowstone Transaction	13,598,898
Less: redemption of Yellowstone Common Stock	(12,061,041)
Common stock of Yellowstone, net of redemptions	1,537,857
Shares held by Sponsor	3,399,724
Conversion of Sky Series B units to Class A Common Stock	5,500,000
Shares issued in BOC PIPE investment	4,500,000
Class A Common Stock outstanding after the Yellowstone Transaction	14,937,581
Class B Common Stock issued to LLC Interests	42,192,250
Total shares of common stock following the Yellowstone Transaction	57,129,831